SHARE-BASED COMPENSATION - Schedule of fair value of options granted, estimated on date of grant using Option-pricing models with assistance from Marsh,Independent Valuation Firm, With assumptions used (Details) - $ / shares
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2019
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)		2.82%
Expected term (in years)	10 years	10 years
Exercise price	$ 0.01	$ 1.70
Dividend yield (as a percent)	0.00%	0.00%
Fair value of underlying ordinary share		$ 4.25	$ 10.00
Maximum
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)	3.00%
Volatility (as a percent)	46.00%	55.00%
Fair value of underlying ordinary share	$ 3.36
Minimum
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)	2.50%
Volatility (as a percent)	45.00%	28.00%
Fair value of underlying ordinary share	$ 2.12